Property and Equipment, Net (Details)	12 Months Ended
	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)	Apr. 30, 2023 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 827,117	$ 5,799	¥ 1,083,322	¥ 778,611